Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 137,840	$ 21,125	¥ 321,662
Restricted cash	2,333	358
Short-term investments	49,271	7,551	7,674
Unbilled revenue, net			4,807
Accounts receivable, net of allowance of RMB862 and RMB10,051 (US$1,540) as of December 31, 2019 and 2020, respectively	163,146	25,003	41,103
Cost and estimated earnings in excess of billings	717	110	14,212
Inventories, net	47,094	7,217	18,490
Prepayments and other current assets	21,421	3,283	20,565
Amount due from a related party	2,639	404
Total current assets	424,461	65,051	428,513
Non-current assets:
Property and equipment, net	20,869	3,198	16,272
Intangible assets, net	1,062	163	1,209
Long term loans receivable	14,934	2,289
Long-term investments	2,919	447	2,983
Deferred tax assets	0	0	184
Other non-current assets	20,304	3,112	252
Total non-current assets	60,088	9,209	20,900
Total assets	484,549	74,260	449,413
Current liabilities:
Short-term bank loans	15,000	2,299	5,000
Accounts payable	53,147	8,145	27,285
Contract liabilities	7,492	1,148	9,918
Accrued expenses and other liabilities	81,578	12,502	53,310
Deferred income	750	115
Deferred government subsidies	80	12	80
Income tax payable			5
Total current liabilities	158,047	24,221	95,598
Non-current liabilities:
Long-term loans			32,534
Mandatorily redeemable non-controlling interests	40,000	6,130
Deferred tax liabilities	292	45	292
Unrecognized tax benefit	5,480	840	5,494
Deferred income	2,970	455
Deferred government subsidies	60	9	140
Total non-current liabilities	48,802	7,479	38,460
Total liabilities	206,849	31,700	134,058
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	1,081,299	165,716	1,020,691
Statutory reserves	1,035	159	1,035
Accumulated deficit	(808,038)	(123,837)	(720,419)
Accumulated other comprehensive income	1,950	299	10,195
Total EHang Holdings Limited shareholders' equity	276,318	42,348	311,574
Non-controlling interests	1,382	212	3,781
Total shareholders' equity	277,700	42,560	315,355
Total liabilities and shareholders' equity	484,549	74,260	449,413
Class A Ordinary Shares [Member]
Shareholders' equity:
Common stock	44	7	44
Total shareholders' equity	44	7	44
Class B Ordinary Shares [Member]
Shareholders' equity:
Common stock	28	4	28
Total shareholders' equity	¥ 28	$ 4	¥ 28